Borrowings	12 Months Ended
Dec. 31, 2014
Borrowings
Borrowings

Note J. Borrowings

Short-Term Debt

($ in millions)

At December 31:	2014	2013
Commercial paper	$650	$2,458
Short-term loans	480	551
Long-term debt—current maturities	4,601	3,854
Total	$5,731	$6,862

The weighted-average interest rate for commercial paper at both December 31, 2014 and 2013 was 0.1 percent. The weighted-average interest rates for short-term loans was 4.0 percent and 5.1 percent at December 31, 2014 and 2013, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2014	2013
U.S. dollar notes and debentures (average interest rate at December 31, 2014):
0.97%	2015–2016	$9,254	$6,456	**	**
4.73%	2017–2018	6,835	8,465
2.19%	2019–2021	6,555	6,206
1.88%	2022	1,000	1,000
3.38%	2023	1,500	1,500
3.63%	2024	2,000	—
7.00%	2025	600	600
6.22%	2027	469	469
6.50%	2028	313	313
5.88%	2032	600	600
8.00%	2038	83	83
5.60%	2039	745	745
4.00%	2042	1,107	1,107
7.00%	2045	27	27
7.13%	2096	316	316
		31,404	27,887
Other currencies (average interest rate at December 31, 2014, in parentheses):
Euros (1.85%)	2015–2025	5,463	5,894
Pound sterling (2.75%)	2017–2020	1,176	1,254
Japanese yen (0.5%)	2017–2019	733	1,057
Swiss francs (3.8%)	2015–2020	162	181
Canadian (2.2%)	2017	432	471
Other (10.1%)	2015–2017	367	291
		39,737	37,036
Less: net unamortized discount		853	872
Add: fair value adjustment*		792	546
		39,675	36,710
Less: current maturities		4,601	3,854
Total		$35,073	$32,856

*      The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

** Includes $17 million of debt securities issued by IBM International Group Capital, LLC, an indirect 100-percent owned finance subsidiary of the company, which matured in the first half of 2014. Debt securities issued by IBM International Group Capital, LLC are fully and unconditionally guaranteed by the company.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2014		2013
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$27,255	3.09%	$30,123	3.07%
Floating-rate debt*	12,420	0.82%	6,587	0.87%
Total	$39,675		$36,710

*      Includes $5,839 million in 2014 and $3,106 million in 2013 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 105 through 109).

Pre-swap annual contractual maturities of long-term debt outstanding at December 31, 2014, are as follows:

($ in millions)

Total
2015	$4,600
2016	5,331
2017	5,242
2018	2,621
2019	4,069
2020 and beyond	17,874
Total	$39,737

Interest on Debt

($ in millions)

For the year ended December 31:	2014	2013	2012
Cost of financing	$542	$587	$545
Interest expense	484	405	470
Net investment derivative activity	0	(3)	(11)
Interest capitalized	4	22	18
Total interest paid and accrued	$1,030	$1,011	$1,022

Refer to the related discussion on page 148 in note T, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 105 through 109 for a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

In 2014, the company extended the term of its five-year, $10 billion Credit Agreement (the “Credit Agreement”) by one year to November 10, 2019. The total expense recorded by the company related to this global credit facility was $5.4 million in 2014, $5.4 million in 2013 and $5.3 million in 2012. The Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Credit Agreement, increase the commitments under the Credit Agreement up to an additional $2.0 billion. Subject to certain terms of the Credit Agreement, the company and Subsidiary Borrowers may borrow, prepay and reborrow amounts under the Credit Agreement at any time during the Credit Agreement. Interest rates on borrowings under the Credit Agreement will be based on prevailing market interest rates, as further described in the Credit Agreement. The Credit Agreement contains customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreement, are remote. As of December 31, 2014, there were no borrowings by the company, or its subsidiaries, under the Credit Agreement.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.